Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
General
The Savings Plan for the Employees of NewMarket Corporation and Affiliates (the Plan) is a defined contribution plan covering all eligible employees of NewMarket Corporation and certain subsidiaries (the Company or NewMarket). Employees become eligible to participate on their date of hire. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974. Information regarding Plan benefits, priority of distributions upon termination of the Plan, and vesting is provided in the Plan document, which is available at the main office of the Plan administrator at 330 South Fourth Street, Richmond, Virginia 23219.
Bank of America, N.A. is the Plan's investment manager and trustee and Merrill Lynch, Pierce, Fenner & Smith, Inc. is the Plan's record-keeper.
Contributions
Participants in the Plan may make pre-tax contributions and Roth contributions from 1% to 50% of their base pay, as defined in the Plan document. Roth contributions to the Plan are made on an after-tax basis, and qualified distributions are not subject to income taxes. Participants may make after-tax contributions from 1% to 15% of their base pay. The total of pre-tax, after-tax, and Roth contributions may not exceed 50% of base pay.
In addition, federal law places a dollar limit on the amount of combined pre-tax and Roth contributions an individual can make to 401(k) plans during a calendar year. NewMarket may also impose an annual Plan contribution limitation that is lower than the maximum federal limitation. The maximum federal elective deferral limit was $23,500 for 2025 and $23,000 for 2024. Participants who have attained age 50 may make “catch-up” contributions in a dollar amount established by the Internal Revenue Service (IRS) ($7,500 for both 2025 and 2024). Effective January 1, 2025, participants who attain ages 60, 61, 62, or 63 during the taxable year may make "super catch-up" contributions in a dollar amount established by the IRS ($11,250 for 2025) and participants who reach 64 by the end of the calendar year revert to the standard age 50+ catch-up limit.
NewMarket contributes 50% of the first 10% of base pay that a participant contributes to the Plan. Contributions made by NewMarket are invested in the NewMarket Corporation Common Stock Fund. Contributions are recorded in the period the employee contribution is withheld. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Participant contributions are 100% vested at all times, while contributions made by NewMarket are 40% vested after two years of service, 60% vested after three years of service, 80% vested after four years of service, and 100% vested after five years of service.
Base pay includes the straight-time portion of an employee’s regularly scheduled overtime, plus pay for any other overtime or extended work week pay, and any premium pay related to hours actually worked. Base pay does not include any type of bonus payment, reimbursement of moving expenses, reimbursement of educational expenses, or similar payments, or any other supplemental payments which an employee may receive in addition to base salary or wage regardless of the term used to designate such increment.
Investments
Participants currently in the Plan may invest their Plan account in any of the active funds or a combination thereof, including 23 mutual funds, one money market fund, and the NewMarket Corporation Common Stock Fund. Investments also include two common stock funds in which new investments are prohibited. Participants may invest their own contributions to the Plan in these active investment funds in one percent increments and may transfer among the active funds at any time, subject to the restriction described below under "Employee Stock Ownership Plan Feature."
Administrative Expenses
Costs of administering the Plan are primarily paid by NewMarket.
Participant Accounts
Each participant’s account is adjusted for the participant’s contributions, the Company’s contributions, trading fees, and allocations of Plan earnings or losses. Allocations of Plan earnings or losses are based on account balances, as defined by the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Benefit Payments
Benefits are recorded when paid and are generally paid in cash. Participants may elect to have stock funds be distributed in cash or whole shares of common stock.
Notes Receivable from Participants
Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Loan transactions are treated as transfers between the investment fund and the loan fund. Loans are made over a period not to exceed five years. The loans are collateralized by the balance in the participant’s account and bear a reasonable rate of interest determined by the Plan administrator based on a rate of return commensurate with the prevailing interest rate charged on similar commercial loans by persons in the business of lending money. Interest rates are determined as of the date of the loan. Notes receivable from participants are reported at their unpaid principal balances plus accrued but unpaid interest. Interest rates on participant loans were 4.25% to 9.50% at December 31, 2025 and 4.25% to 9.50% at December 31, 2024. Principal and interest are generally paid through payroll deductions. Management has evaluated notes receivable from participants for collectability and has determined that no allowance is necessary.
Forfeitures
Participants who leave NewMarket before becoming fully vested in NewMarket contributions forfeit the value of their nonvested account. Forfeitures during a Plan year can serve to reduce required Company contributions and/or to cover Plan administrative expenses. Forfeitures that reduced the Company’s contributions were $201,550 for 2025 and $122,504 for 2024. The forfeiture balance at both December 31, 2025 and December 31, 2024 was immaterial.
Employee Stock Ownership Plan Feature
A portion of the Plan’s assets are designated as an employee stock ownership plan (ESOP), comprised of the NewMarket Corporation Common Stock Fund. Dividends declared on NewMarket Corporation common stock held in the ESOP are fully vested without regard to whether any other portion of the ESOP or any participant’s account is vested. In addition, with respect to dividends, participants are permitted to make an election to receive those dividends or to have those dividends reinvested in the ESOP. A participant may request the liquidation and transfer of all or a portion of his or her investment in the ESOP to an alternate investment fund at any time. Further, a participant may request that his or her ESOP benefits be distributed in the form of NewMarket Corporation common stock. In addition to a participant’s after-tax, pre-tax, rollover, and Roth accounts, loans are available from the portion of a participant’s account attributable to dividends with a record date on or after December 1, 2009, declared on shares of NewMarket Corporation common stock held in the ESOP.
A participant who transfers all or part of their investment in the NewMarket Corporation Common Stock Fund into another investment fund cannot liquidate and transfer amounts held in such other investment fund into the NewMarket Corporation Common Stock Fund until 90 days after the date of the most recent liquidation and transfer out of the NewMarket Corporation Common Stock Fund. This restriction does not apply to the investment of future after-tax, pre-tax, and rollover contributions made by the participant, or future matching and discretionary contributions made by the Company.
Mergers and Transfers Activity
Effective September 30, 2024, the American Pacific Corporation 401(k) Plan (AMPAC Plan) merged with and into the Plan. Assets transferred into the plan were $29,853,943. Each participant of the AMPAC Plan became a plan participant on September 30, 2024 and became entitled to a benefit immediately after the merger equal to or greater than the benefit the participant would have been entitled to receive immediately before the merger if the AMPAC Plan had then terminated.